TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Summary of Company's Net Deferred Tax Assets
The Company’s net deferred tax assets are as follows:

	December 31, 2023	December 31, 2022
Deferred tax assets:

Net operating losses	$—	$—
Legal settlement	4,562,100	—
Start-up costs	8,716,458	5,190,046
Total deferred tax assets	13,278,558	5,190,046
Valuation Allowance	(13,278,558)	(5,190,046)
Deferred tax asset, net of allowance	$—	$—

Summary of Income Tax Provision
Below is breakdown of the income tax provision.

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Federal

Current	$(3,742,611)	$(3,078,967)
Deferred	—	—
State and local Current	(796,963)	(637,053)
Deferred	—	—
Change in valuation allowance	8,088,176	4,695,494
Income tax provision	$3,548,602	$979,475

Summary of Reconciliation of Federal Income Tax Rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022

Federal income taxes at 21.00%	21.00%	21.00%
State tax, net of Federal benefit	4.35%	4.35%
Change in valuation allowance	(44.10)%	(32.03)%
Other	(0.60)%	—%
Provision for income tax	(19.35)%	(6.68)%